Gross investment in lease - Additional Information (Detail)	1 Months Ended		12 Months Ended
	Jun. 30, 2016 Vessel	Apr. 30, 2015 Vessel TEU	Dec. 31, 2017 USD ($) Vessel
Leases [Line Items]
Number of vessels		5
Capacity in TEUs | TEU		11,000
Term of agreement		17 years
TEU Vessels [Member]
Leases [Line Items]
Number of vessels delivered			4
MSC [Member]
Leases [Line Items]
Purchase price per vessel | $			$ 32,000,000
GCI [Member]
Leases [Line Items]
Number of vessels and associated bareboat charter contracts acquired	2